ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND SUBSIDIARIES

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of
Name	incorporation	2023	2024	incorporation	Principal activities
New Century Logistics (BVI) Limited	April 24, 2019	Parent	Parent	BVI	Investment holdings

New Century Logistics Company Limited	July 31, 2002	100% (Direct)	100% (Direct)	Hong Kong	Provision of freight forwarding and ancillary logistics services

GLF Cargo Services Limited	August 15, 2016	100% (Indirect)	100% (Indirect)	Hong Kong	Inactive

Win-Tec Transportation Company Limited	June 28, 2005	100% (Indirect)	100% (Indirect)	Hong Kong	Provision of warehousing and distribution, X-ray, gate charge and palletization services